Parent Company Financial Information (Tables)	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed balance sheet
CONDENSED BALANCE SHEET
(in millions)

	Years Ended June 30,
	2021	2020
Assets:
Other assets	$0.3	$0.1

Total Assets	$0.3	$0.1

Liabilities and Stockholders’ Equity:
Investment in subsidiary	$839.8	$716.5
Deferred income taxes and other liabilities	0.1	0.1

Total Liabilities	$839.9	$716.6
Total Stockholders’ Equity	(839.6)	(716.5)

Total Liabilities and Stockholders’ Equity	$0.3	$0.1

Summary of condensed statement of operation and comprehensive loss income
CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS INCOME
(in millions)

	Years Ended June 30,
	2021	2020	2019
Equity in net loss of subsidiaries	$(158.3)	$(119.1)	$(122.0)

Net loss	(158.3)	(119.1)	(122.0)
Foreign currency translation, net of tax	34.2	(9.3)	(15.1)
Unrecognized actuarial gain (loss) and prior service benefit, net of tax	0.9	—	(1.5)

Other comprehensive loss (income), net of tax	35.1	(9.3)	(16.6)

Comprehensive loss	$(123.2)	$(128.4)	$(138.6)

Loss per share—basic and diluted	$(24.18)	$(18.45)	$(19.36)

Weighted average number of shares outstanding—basic and diluted	6.549	6.453	6.300